Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2010 Portfolio
March 31, 2022
VIPF2010-NPRT1-0522
1.830288.116
Domestic Equity Funds - 13.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	160,824	7,819,248
VIP Equity-Income Portfolio Initial Class (a)	319,074	8,244,870
VIP Growth & Income Portfolio Initial Class (a)	356,844	9,381,442
VIP Growth Portfolio Initial Class (a)	88,521	8,045,644
VIP Mid Cap Portfolio Initial Class (a)	60,585	2,286,491
VIP Value Portfolio Initial Class (a)	329,312	6,059,348
VIP Value Strategies Portfolio Initial Class (a)	180,859	2,960,661
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,078,851)		44,797,704

International Equity Funds - 18.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,473,843	27,212,274
VIP Overseas Portfolio Initial Class (a)	1,427,687	36,149,045
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $48,080,499)		63,361,319

Bond Funds - 54.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,424,249	47,870,369
Fidelity International Bond Index Fund (a)	824,750	7,851,616
Fidelity Long-Term Treasury Bond Index Fund (a)	739,182	9,742,424
VIP High Income Portfolio Initial Class (a)	1,115,541	5,633,483
VIP Investment Grade Bond Portfolio Initial Class (a)	9,481,636	113,684,820
TOTAL BOND FUNDS (Cost $190,218,222)		184,782,712

Short-Term Funds - 13.8%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.08% (a)(b) (Cost $46,879,120)	46,879,120	46,879,120

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $307,256,692)	339,820,855
NET OTHER ASSETS (LIABILITIES) - 0.0%	(64,799)
NET ASSETS - 100.0%	339,756,056

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	47,495,943	5,886,653	4,085,254	-	(124,826)	(1,302,147)	47,870,369
Fidelity International Bond Index Fund	6,273,471	2,189,246	269,291	15	(4,019)	(337,791)	7,851,616
Fidelity Long-Term Treasury Bond Index Fund	10,872,986	1,182,244	1,150,667	53,591	(97,726)	(1,064,413)	9,742,424
VIP Contrafund Portfolio Initial Class	9,089,903	870,159	1,159,420	82,501	(84,469)	(896,925)	7,819,248
VIP Emerging Markets Portfolio Initial Class	30,346,002	3,234,929	2,712,829	-	(124,461)	(3,531,367)	27,212,274
VIP Equity-Income Portfolio Initial Class	9,615,670	523,475	1,769,036	11,885	137,720	(262,959)	8,244,870
VIP Government Money Market Portfolio Initial Class 0.08%	51,966,048	2,909,157	7,996,085	2,529	-	-	46,879,120
VIP Growth & Income Portfolio Initial Class	10,945,941	568,878	2,166,981	20,503	741,749	(708,145)	9,381,442
VIP Growth Portfolio Initial Class	9,296,427	1,229,263	1,415,137	422,942	(132,593)	(932,316)	8,045,644
VIP High Income Portfolio Initial Class	7,415,524	83,879	1,572,909	2,798	(111,862)	(181,149)	5,633,483
VIP Investment Grade Bond Portfolio Initial Class	126,808,735	9,681,166	10,162,882	5,783,782	(755,488)	(11,886,711)	113,684,820
VIP Mid Cap Portfolio Initial Class	2,666,893	232,117	387,045	59,761	(30,544)	(194,930)	2,286,491
VIP Overseas Portfolio Initial Class	38,344,118	5,082,883	1,990,852	290,046	(149,804)	(5,137,300)	36,149,045
VIP Value Portfolio Initial Class	7,049,870	444,433	1,460,440	89,419	143,534	(118,049)	6,059,348
VIP Value Strategies Portfolio Initial Class	3,453,793	145,035	621,367	28,656	117,672	(134,472)	2,960,661
	371,641,324	34,263,517	38,920,195	6,848,428	(475,117)	(26,688,674)	339,820,855

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.